Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4,315		$ 3,227
Intangible assets, accumulated amortization	417,430		312,326
Accrued and other liabilities, due to related parties	7,383		6,296
Long-term debt, current portion, due to related parties	$ 445,000		$ 445,000
Preference shares, par value		€ 0.01		€ 0.01
Preference shares, shares authorized	450,000	450,000	450,000	450,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Financing preference shares, par value		€ 0.01		€ 0.01
Financing preference shares, shares authorized	40,000	40,000	40,000	40,000
Financing preference shares, shares issued	0	0	0	0
Financing preference shares, shares outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, shares authorized	410,000	410,000	410,000	410,000
Common shares, shares issued	234,221	234,221	233,115	233,115
Common shares, shares outstanding	234,221	234,221	233,115	233,115